SCHEDULE OF CONTRACT ASSETS (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Trade Receivables Contract Assets Prepayment Deposits And Other Receivables
Contract Assets	$ 87,382	$ 69,354	$ 26,989